Revenue from Contracts with Customers - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Revenue From Contract With Customers [Line Items]
Amortization of deferred contract costs	$ 15
Other Current Assets [Member]
Revenue From Contract With Customers [Line Items]
Deferred contract costs	9
Other Noncurrent Assets [Member]
Revenue From Contract With Customers [Line Items]
Deferred contract costs	$ 2